Derivative Financial Instruments and Hedging Activities	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments and Hedging Activities
Note 13 – Derivative Financial Instruments and Hedging Activities
Because many of our current derivative agreements are not exchange-traded, we are exposed to credit loss in the event of nonperformance by the counterparty to the agreements. We control this risk through credit monitoring procedures including financial analysis, dollar limits and other monitoring procedures. The notional amount of our contracts does not represent our exposure to credit loss.
The following table summarizes the changes in the notional balances of our holdings of derivatives during the nine months ended September 30, 2015:

	IRLCs	Forward MBS Trades (1)	Interest Rate Caps	Interest Rate Swaps
Beginning notional balance	$239,406	$703,725	$1,729,000	$—
Additions	4,210,647	6,248,108	2,179,333	450,000
Amortization	—	—	(439,333)	—
Maturities	(3,727,042)	(3,414,877)	—	—
Terminations	(337,938)	(2,864,057)	—	(450,000)
Ending notional balance	$385,073	$672,899	$3,469,000	$—

Fair value of derivative assets (liabilities) at:
September 30, 2015	$10,010	$(3,438)	$1,501	$—
December 31, 2014	$6,065	$(2,854)	$567	$—

Maturity	Oct. 2015 - Dec. 2015	Nov. 2015 - Dec. 2015	Nov. 2016 - Oct. 2017	N/A

(1)
As loans are originated and sold or as loan commitments expire, our forward MBS trade positions mature and are replaced by new positions based upon new loan commitments and originations and expected time to sell.

Foreign Currency Exchange Rate Risk Management
Our operations in India and the Philippines expose us to foreign currency exchange rate risk, but we currently do not consider this risk to be significant.
Interest Rate Management
Match Funded Liabilities
As required by certain of our advance financing arrangements, we have purchased interest rate caps to minimize future interest rate exposure from increases in one-month LIBOR interest rates.
Loans Held for Sale, at Fair Value
The mortgage loans held for sale that we carry at fair value are subject to interest rate and price risk from the loan funding date until the date the loan is sold into the secondary market. Generally, the fair value of a loan will decline in value when interest rates increase and will rise in value when interest rates decrease. To mitigate this risk, we enter into forward MBS trades to provide an economic hedge against those changes in fair value on mortgage loans held for sale. Forward MBS trades are primarily used to fix the forward sales price that will be realized upon the sale of mortgage loans into the secondary market.
Interest Rate Lock Commitments
A loan commitment binds us (subject to the loan approval process) to fund the loan at the specified rate, regardless of whether interest rates have changed between the commitment date and the loan funding date. As such, outstanding IRLCs are subject to interest rate risk and related price risk during the period from the date of the commitment through the loan funding date or expiration date. The borrower is not obligated to obtain the loan, thus we are subject to fallout risk related to IRLCs, which is realized if approved borrowers choose not to close on the loans within the terms of the IRLCs. Our interest rate exposure on these derivative loan commitments is hedged with freestanding derivatives such as forward contracts. We enter into forward contracts with respect to both fixed and variable rate loan commitments.
The following summarizes our open derivative positions at September 30, 2015 and the gains (losses) on all derivatives used in each of the identified hedging programs for the year to date period then ended. None of the derivatives was designated as a hedge for accounting purposes at September 30, 2015:

Purpose	Expiration Date	Notional Amount	Fair Value (1)	Gains / (Losses)	Consolidated Statements of Operations Caption
Interest rate risk of borrowings
Interest rate caps (2)	Nov. 2016 - Oct. 2017	$3,469,000	$1,501	$(1,613)	Other, net
Interest rate risk of mortgage loans held for sale and of IRLCs
Forward MBS trades	Nov. 2015 - Dec 2015	672,899	(3,438)	(10,878)	Gain on loans held for sale, net
IRLCs	Oct. 2015 - Nov. 2015	385,073	10,010	3,944	Gain on loans held for sale, net
Total derivatives			$8,073	$(8,547)

(1)	Derivatives are reported at fair value in Receivables, Other assets or in Other liabilities on our Unaudited Consolidated Balance Sheets.

(2)	To hedge the effect of changes in 1ML on advance funding facilities.
Included in AOCL at September 30, 2015 and 2014, respectively, were $1.9 million and $9.2 million of deferred unrealized losses, before taxes of $0.1 million and $0.5 million, respectively, on interest rate swaps that we designated as cash flow hedges. Changes in AOCL during the nine months ended September 30 were as follows:

	2015	2014
Beginning balance	$8,413	$10,151

Losses on terminated hedging relationships amortized to earnings	(6,916)	(1,579)
Decrease in deferred taxes on accumulated losses on cash flow hedges	389	217
Decrease in accumulated losses on cash flow hedges, net of taxes	(6,527)	(1,362)

Other, net of taxes	—	(5)
Ending balance	$1,886	$8,784

As of September 30, 2015, amortization of accumulated losses on cash flow hedges from AOCL to Other income (expense), net is projected to be $0.3 million during the next twelve months. To the extent we sell the MSRs to which the accumulated losses on cash flow hedges applied, a proportionate amount of the remaining unamortized accumulated losses associated with the MSRs sold is recognized in earnings at that time.
Other income (expense), net, includes the following related to derivative financial instruments for the three and nine months ended September 30:

	Three Months		Nine Months
	2015	2014	2015	2014
Losses on economic hedges	$(738)	$(6)	$(1,613)	$(374)
Write-off of losses in AOCL for a discontinued hedge relationship	(523)	(408)	(6,916)	(1,580)
	$(1,261)	$(414)	$(8,529)	$(1,954)

Note 18 — Derivative Financial Instruments and Hedging Activities
Because many of our current derivative agreements are not exchange-traded, we are exposed to credit loss in the event of nonperformance by the counterparty to the agreements. We control this risk through credit monitoring procedures including financial analysis, dollar limits and other monitoring procedures. The notional amount of our contracts does not represent our exposure to credit loss.
The following table summarizes the changes in the notional balances of our holdings of derivatives during the year ended December 31, 2014:

	IRLCs	Forward MBS Trades	Interest Rate Caps
Beginning balance	$751,436	$950,648	$1,868,000
Additions	4,710,504	8,657,112	1,100,000
Amortization	94,571	—	(1,239,000)
Maturities	(4,280,676)	(3,366,349)	—
Terminations	(1,036,429)	(5,537,686)	—
Ending balance	$239,406	$703,725	$1,729,000

Fair value of derivative assets (liabilities) at:
December 31, 2014	$6,065	$(2,854)	$567
December 31, 2013	$8,433	$6,905	$442

Maturity	Feb. 2015 - Mar. 2015	Feb. 2015 - Mar. 2015 (1)	Nov. 2016 - Oct. 2017

(1)
As loans are originated and sold or as loan commitments expire, our forward MBS trade positions mature and are replaced by new positions based upon new loan commitments and originations and expected time to sell.

Foreign Currency Exchange Rate Risk Management
We periodically enter into foreign exchange forward contracts to hedge against the effect of changes in the value of the India Rupee on amounts payable to our India subsidiaries. Our operations in the Philippines also expose us to foreign currency exchange rate risk, but we currently consider this risk to be insignificant.
Interest Rate Management
Match Funded Liabilities
We terminated our interest rate swaps on May 31, 2013 primarily because the custodial account float balances, which earn a variable rate of interest, are well in excess of variable rate borrowings under advance facilities. The earnings on these deposits reduce our exposure to changes in interest rates. As required by certain of our advance financing arrangements, we have purchased interest rate caps to minimize future interest rate exposure from increases in one-month LIBOR interest rates.
Loans Held for Sale, at Fair Value
The mortgage loans held for sale which we carry at fair value are subject to interest rate and price risk from the loan funding date until the date the loan is sold into the secondary market. Generally, the fair value of a loan will decline in value when interest rates increase and will rise in value when interest rates decrease. To mitigate this risk, we enter into forward MBS trades to provide an economic hedge against those changes in fair value on mortgage loans held for sale. Forward MBS trades are primarily used to fix the forward sales price that will be realized upon the sale of mortgage loans into the secondary market.
Interest Rate Lock Commitments
A loan commitment binds us (subject to the loan approval process) to fund the loan at the specified rate, regardless of whether interest rates have changed between the commitment date and the loan funding date. As such, outstanding IRLCs are subject to interest rate risk and related price risk during the period from the date of the commitment through the loan funding date or expiration date. The borrower is not obligated to obtain the loan, thus we are subject to fallout risk related to IRLCs, which is realized if approved borrowers choose not to close on the loans within the terms of the IRLCs. Our interest rate exposure on these derivative loan commitments is hedged with freestanding derivatives such as forward contracts. We enter into forward contracts with respect to fixed and variable rate loan commitments.
MSRs, at Fair Value
Effective April 1, 2013, we terminated our hedging program for MSRs which we measure at fair value. Prior to their termination, we used economic hedges including interest rate swaps, U.S. Treasury futures and forward contracts to minimize the effects of loss in value of these MSRs associated with increased prepayment activity that generally results from declining interest rates.
The following summarizes our open derivative positions at December 31, 2014 and the losses on all derivatives used in each of the identified hedging programs for the year then ended. None of the derivatives was designated as a hedge for accounting purposes at December 31, 2014:

Purpose	Expiration Date	Notional Amount	Asset / (Liability) at Fair Value (1)	Losses	Consolidated Statement of Operations Caption
Hedge the effect of changes in interest rates on interest expense on borrowings
Interest rate caps
Hedge the effect of changes in 1ML on advance funding facilities	Nov. 2016 - Oct. 2017	$1,729,000	$567	$661	Other, net

Interest rate risk of mortgage loans held for sale and of IRLCs
Forward MBS trades	Feb 2015 - Mar 2015	703,725	(2,854)	17,214	Gain on loans held for sale, net

IRLCs	Feb 2015 - Mar 2015	239,406	6,065	25,822	Gain on loans held for sale, net
Total derivatives			$3,778	$43,697

(1)	Derivatives are reported at fair value in Receivables, Other assets or in Other liabilities on our Consolidated Balance Sheets.
Included in AOCL at December 31, 2014 and 2013, respectively, were $8.8 million and $10.8 million of deferred unrealized losses, before taxes of $0.5 million and $0.7 million, respectively, on interest rate swaps that we had designated as cash flow hedges. Changes in AOCL during the years ended December 31 were as follows:

	2014	2013	2012
Beginning balance	$10,151	$6,441	$7,896

Additional net losses on cash flow hedges	—	12,363	8,315
Ineffectiveness of cash flow hedges reclassified to earnings	—	(657)	41
Losses on terminated hedging relationships amortized to earnings	(1,982)	(10,816)	(10,592)
Net increase (decrease) in accumulated losses on cash flow hedges	(1,982)	890	(2,236)
Decrease in deferred taxes on accumulated losses on cash flow hedges	248	2,825	786
Increase (decrease) in accumulated losses on cash flow hedges, net of taxes	(1,734)	3,715	(1,450)

Other	(4)	(5)	(5)

Ending balance	$8,413	$10,151	$6,441
As of December 31, 2014, amortization of accumulated losses on cash flow hedges from AOCL to Other income (expense), net is projected to be $1.8 million during 2015. To the extent we sell the MSRs to which the accumulated losses on cash flow hedges applied, a proportionate amount of the remaining unamortized accumulated losses associated with the MSRs sold will be recognized in earnings at that time.
Other income (expense), net, includes the following related to derivative financial instruments for the years ended December 31:

	2014	2013	2012
Gains (losses) on economic hedges	(661)	(2,861)	7,331
Ineffectiveness of cash flow hedges	—	(657)	41
Write-off of losses in AOCL for a discontinued hedge relationship (1)	(1,982)	(10,816)	(4,633)
Write-off of losses in AOCL for hedge of a financing facility assumed by HLSS (2)	—	—	(5,958)
	$(2,643)	$(14,334)	$(3,219)

(1)	Includes the write off in 2012 and 2013 of the remaining unamortized losses when a borrowing under the related advance financing facility was repaid in full, and the facility was terminated.